Stockholders’ Deficit (Details Narrative) - USD ($)										1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 27, 2025	Jan. 23, 2025	Jan. 01, 2025	Dec. 20, 2024	Sep. 24, 2024	Jul. 25, 2024	Jul. 23, 2024	Jun. 17, 2024	Nov. 07, 2023	Jan. 31, 2025	Oct. 31, 2024	Sep. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders deficit description								An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.
Commitment fees								$ 500,000
Number of shares, issued	216,675	650,026		245,007					543,057					277,778
Fair value of embedded derivative																$ 400,000		$ 100,000
Common stock, shares authorized																100,000,000	100,000,000	100,000,000
Dividends																$ 0
Fair value of embedded derivative																200,000
Derivative liability																400,000
Other long term liabilities																400,000
Proceeds from issuance of private placement																$ 6,270,000
Preferred stock, shares authorized																1,000,000	1,000,000	1,000,000
Preferred stock, shares issued																0	0	0
Preferred stock, shares outstanding																0	0	0
A R C Group Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued																1,240,644
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued										245,007
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts Payable and Accrued Liabilities																$ 300,000
Series A-2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																	100,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, issued												526,312			277,778	277,778
Treasury Stock, Common [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Repurchased During Period, Shares															187,745	187,745
Yorkville Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Advance share price percentage								97.00%
Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash structuring fee								$ 25,000
Emdedded derivative liabilities																$ 0
Standby Equity Purchase Agreement [Member] | Yorkville Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest rate percentage								10.00%
Stock Repurchase Agreement [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Repurchased During Period, Shares													187,745
[custom:StockRepurchasedDuringPeriodValueExchangeForCash]											$ 100,000		$ 500,000
[custom:PrincipalAndAccruedInterestOutstandingOnConvertiblePromissoryNote]													$ 500,000
Stock Repurchase Agreement [Member] | Convertible Notes Payable [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockRepurchasedDuringPeriodValueExchangeForCash]			$ 300,000
Securities Purchase Agreement [Member] | July Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issue and sold						2,301,791	1,297,059
Share price						$ 0.85	$ 1.0278
Proceeds from issuance of private placement						$ 4,500,000
Offering expenses						$ 100,000
Securities Purchase Agreement [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares not yet issued																1,918,591
Net proceeds																$ 1,700,000
Securities Purchase Agreement [Member] | Prefunded Warrants [Member] | July Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable for common stock							1,323,530
Warrant exercise price							$ 1.0278
Share issued price							$ 0.0001
Securities Purchase Agreement [Member] | Investor [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issue and sold					1,918,591
Share price					$ 0.65
Securities Purchase Agreement [Member] | Investor [Member] | Prefunded Warrants [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable for common stock					743,314
Warrant exercise price					$ 0.65
Share issued price					$ 0.0001
Offering expenses					$ 1,700,000
Securities Purchase Agreement [Member] | Investor [Member] | Warrant [Member] | September Two Thousand Twenty Four Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable for common stock					133,095
Warrant exercise price					$ 0.325
Maximum [Member] | Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, value								$ 25,000,000.0